Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Cost	$ 618,797		$ 559,051	$ 503,068
Accumulated depreciation	(382,730)		(347,219)	(301,321)
Property, plant and equipment, net	236,067		211,832	201,747
Transfers from inventory	42,500
Depreciation expense	52,814	$ 42,233	58,178	56,068	$ 60,831
Land [Member]
Property, Plant and Equipment [Line Items]
Cost	13,623		13,557	14,636
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	104,026		99,233	91,927
Machinery, equipment and other [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 501,148		$ 446,261	$ 396,505